Consideration payable - Summary of Consideration Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Opening Balance	$ 1,894,000	$ 12,768,000
Payments	(2,096,000)	(8,334,000)
Accretion value of earn out		435,000
Remeasurement during the period	202,000	(2,975,000)
Ending Balance	$ 0	$ 1,894,000